INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

6     INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

		As of	As of
	Note	December 31, 2017	December 31, 2018

Customer relationships	8	379,322	532,322
Favorable leases	8	15,500	49,500
Licenses		6,000	6,000
		400,822	587,822
Less: accumulated amortization		(52,356)	(105,330)
Intangible assets, net		348,466	482,492

The Company's customer relationships and favorable leases were acquired in business combinations (note 8). Amortization of intangible assets was RMB13,866,  RMB25,103 and RMB 52,974 for the years ended December 31, 2016, 2017 and 2018, respectively.

Estimated future amortization expense related to these intangible assets is as follows:

Fiscal year ending December 31,
2019	61,204
2020	53,054
2021	53,054
2022	53,054
2023	51,512
Thereafter	210,614
Total	482,492